Putnam
High Income
Convertible and
Bond Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

I am pleased to announce the appointment of Kevin J. Rogers to your fund's management team shortly after the close of the fiscal period. Before joining Putnam in 1998, Kevin was with INVESCO and Fidelity Investments. He has 11 years of investment experience.

Generally unfavorable conditions in the convertible and high-yield bond markets presented Putnam High Income Convertible and Bond Fund with a challenging first half of its current fiscal year. Your fund's performance reflects the volatility in both sectors, resulting in total returns of 0.66% at net asset value and 6.94% at market price for the six months ended February 28, 1999. For more performance information, please see pages 8 and 9.

* GLOBAL MARGIN CALL SWEEPS GLOBE

Your fund began its fiscal year in the midst of market turmoil. Markets had recoiled from rising investor discomfort, resulting in a dramatic selloff and an abrupt market drop. The markets were also sobered by economic turmoil in Asia, Russia and Latin America and by a global margin call that forced leveraged investors to turn to U.S. equities for liquidity. In addition, the market dealt with diminishing upside surprises as corporate earnings slowed.

A stunning recovery in November and December, however, helped make up for losses suffered in late summer and fall. The Standard and Poor's 500(R) Index resumed its record pace. Federal Reserve Board rate cuts in the fall, which calmed U.S. and global markets alike, supported market euphoria.

Low inflation and continuing economic growth in the United States, an apparent lack of repercussions from the presidential crisis and Middle East military action, and nascent signs of an Asian economic comeback also supported investor confidence. Earnings were generally better than expected. Yet disappointments from a few large corporations like Coca-Cola, Boeing, and Merck hinted at continuing fallout from Asian weakness and increased pressure on manufacturers to cut costs.

* SMALL CAPS BOW TO LARGE-CAP STOCKS

In its pursuit of a high level of income, your fund focuses on the convertible bonds of companies that have temporarily fallen on hard times. Most successful companies eventually encounter a quarter or more of disappointing earnings. However, with the current high stock valuations, investors are quick to punish the securities of companies whose earnings fail to live up to Wall Street's expectations. When a company's stock price tumbles, its convertible bonds usually are not far behind.

Falling bond prices can boost the yields of these fixed-income securities into double-digit territory, which often represents a buying opportunity for your fund. In addition to a high yield, your fund's managers, Charles Pohl, Forrest Fontana, and Kevin Rogers, look for companies they believe are leaders in their respective industries, have a history of solid growth, and have little outstanding debt. As the stock prices of these companies start to recover, their convertible bond prices also rise, albeit not as quickly. If the yield of a convertible holding moves outside the managers' desired range, they begin to trim back the position, although they generally retain some portion of the bonds to take advantage of possible price appreciation.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION (2/28/99)]

PORTFOLIO COMPOSITION (2/28/99)*

Convertible
securities             58.8%

Corporate
high-yield bonds       34.3%

Other                   3.5%

Preferred stocks        2.5%

Common stocks,
including warrants      0.9%


Footnote reads:
*Based on total market value of investments. Composition will vary over time.


Two factors were primarily behind the fund's underperformance during the period. The first was the performance differential between securities of large-capitalization and small-capitalization companies. Throughout 1998, small-cap companies lagged disproportionately behind their larger counterparts as investor psychology turned to caution and safety. This trend has continued in the early months of 1999. For the six months ended February 28, 1999, the S&P 500 Index returned 30.29% compared with the small-cap Russell 2000 Index's return of 16.79%. Consequently, this factor helped to explain your fund's performance during the period.

* INVESTORS FLEE HIGH YIELDS IN FLIGHT TO QUALITY

The widening of high-yield corporate bond spreads against U.S. Treasuries was a second major influence on the fund's performance. The flight to quality that swept the globe in late summer made for the worst climate for high-yield bonds since 1990. Worried by Russia's financial collapse and by subsequent margin calls on certain hedge funds, investors suddenly became highly risk averse and began selling off fixed-income investments perceived to have any degree of credit risk. All quality tiers were caught in the market rout. However, the period's flight from risk was especially tough on the lower-quality issues. As the selloff drove prices down, the spread between high-yield bonds and comparable U.S. Treasuries reached levels not seen in nearly a decade.

The high-yield market staged a modest recovery in the second half of the period, as investors recovered some of their appetite for risk. Spreads against Treasuries narrowed somewhat as prices rose slightly and net cash flows into the asset class once again turned positive. The high-yield market's comeback was overshadowed by the lingering aftereffects of the late summer/early fall slump. Prices of high-yield issues remained somewhat depressed at the end of the fund's semiannual period, apparently still discounting an impending recession contrary to most economists' forecasts.

Although the high-yield market has regained some of the ground it lost, your fund's managers believe it is still attractively priced given an environment of dormant inflation, a continued low default rate among high-yield issuers, repeated Fed interventions to ensure liquidity, and the lack of recessionary signals in the economy.



[GRAPHIC OMITTED: TOP 5 CONVERTIBLE BOND HOLDINGS]

TOP 5 CONVERTIBLE BOND HOLDINGS*

OHM Corporation, 8%, 2006
Environmental control

Duramed Pharmaceuticals, Inc., 3.5%, 2002
Pharmaceuticals

Lam Research Corporation, 5%, 2002
Semiconductors

Whole Foods Market, Inc., 0%, 2018
Supermarkets

National Semiconductor Corporation, 6.5%, 2002
Semiconductors


[GRAPHIC OMITTED: TOP 5 CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP 5 CORPORATE HIGH-YIELD BOND HOLDINGS*

Global Crossing Holdings, Ltd., 9.625%, 2008
Telecommunications

Weirton Steel Corporation, 10.75%, 2005
Metals and mining

Benedek Communications Corporation, stepped-coupon 0%, 2006
Broadcasting

ICG Services, Inc., stepped-coupon 0%, 2008
Telecommunications

International Cabletel, Inc., Series B stepped-coupon 0%, 2006
Telecommunications

Footnote reads:
*These combined holdings represent 10.0% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


* STRATEGIC MOVES HELP STABILIZE FUND

In this challenging environment, your fund's managers took three strategic steps to help stabilize the fund. First, they sought to upgrade the credit quality of the portfolio wherever possible. Second, they sought to increase liquidity, focusing on securities that are easier to buy and sell. Finally, they sought to improve the portfolio's diversification. The fund has a natural technology bias because technology companies issue nearly a quarter of all convertibles. The fund also emphasizes convertibles in the media and telecommunications sector. However, in an attempt to further diversify the portfolio, the managers have increased the fund's focus on other sectors. Examples of holdings that have helped add valuable diversification to your fund include Kmart Corp., Tower Automotive, Inc., and Whole Foods Market, Inc.

Kmart, a mass merchandise retailer, intends to convert another 586 stores to the Big Kmart format in 1999, completing the conversion program. Tower Automotive is the leader in supplying car and light truck manufacturers with components that provide vehicles with structural integrity. In your fund managers' opinion, the stock's recent price weakness creates an attractive buying opportunity, since industry and company fundamentals remain strong. Natural foods supermarket chain Whole Foods Market recently agreed to acquire Nature's Heartland, which owns and operates several natural-food supermarkets in the greater Boston area. Within the technology sector, several software companies, including Platinum Technology International, Inc., were added to the portfolio. Platinum Technology develops, markets, and supports an integrated line of system software products, and related educational programs, and publications for use in the open enterprise environment. The reason many software companies are out of favor is because revenue growth has slowed due to Y2K issues. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* SMALL-CAP CONVERTIBLES AND HIGH-YIELD SECURITIES ARE ATTRACTIVELY VALUED

At current oversold levels, your fund's managers believe that small-cap stocks, which underlie convertibles, are attractively valued. Convertibles, which have held up better than their underlying stocks, are extremely undervalued relative to their bond characteristics. The managers believe the recent decline in small-capitalization stocks has left the convertible market statistically and fundamentally undervalued.

While negative factors such as the Asian economic slowdown, Russia's political and economic instability, and concern over emerging markets still pose serious risks for U.S. equities, fundamental U.S. economic factors remain relatively stable. Consumer demand is generally strong, and companies with domestic exposure should continue to post respectable earnings gains. Inflation remains a nonissue and more importantly, interest rates are low and show no signs of rising over the near term.

Although your fund's managers anticipate ongoing volatility, they believe the fund is well positioned to capture the long-term appreciation potential present in the current U.S. market. The fund's style will continue to emphasize smaller-capitalization opportunities, which have typically provided the highest returns within the convertible universe.

Your fund's managers intend to take advantage of opportunities to raise the proportion of higher-rated securities in the high-yield portion of your fund over the next several months in order to smooth out volatility and capture perceived value. The managers will continue to emphasize media and telecommunications based on a favorable earnings outlook while underweighting industries such as steel that depend on global price increases; inflation will likely be too feeble to permit improved profit margins.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                         Merrill Lynch   First Boston
                                Market  All-Convertible  High-Yield
                         NAV    price       Index*       Bond Index
-----------------------------------------------------------------------
6 months                0.66%    6.94%      16.39%           3.48%
-----------------------------------------------------------------------
1 year                 -7.31   -10.31        4.34           -1.15
-----------------------------------------------------------------------
5 years                38.80    48.01       69.95           46.28
Annual average          6.78     8.16       11.19            7.90
-----------------------------------------------------------------------
10 years              191.63   236.71      229.95          172.70
Annual average         11.30    12.91       12.68           10.55
-----------------------------------------------------------------------
Life of fund          213.48   216.00          --          223.61
(since 7/9/87)
Annual average         10.31    10.39          --           10.59
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

*Index began on 12/31/87.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

-----------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------
Number                                      6
-----------------------------------------------------------------------------
Income                                   $0.4260
-----------------------------------------------------------------------------
Capital gains
-----------------------------------------------------------------------------
Long term                                $0.1403
-----------------------------------------------------------------------------
Short term                                  --
-----------------------------------------------------------------------------
  Total                                  $0.5663
-----------------------------------------------------------------------------
Share value                           NAV        Market price
-----------------------------------------------------------------------------
8/31/98                             $8.82           $8.937
-----------------------------------------------------------------------------
2/28/99                              8.31            9.000
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate1              10.25%           9.47%
-----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                                        Market
                                         NAV            price
------------------------------------------------------------------------------
6 months                                2.65%          -8.82%
------------------------------------------------------------------------------
1 year                                 -8.75          -12.82
------------------------------------------------------------------------------
5 years                                41.94           54.57
Annual average                          7.26            9.10
------------------------------------------------------------------------------
10 years                              190.76          224.76
Annual average                         11.26           12.50
------------------------------------------------------------------------------
Life of fund                          213.52          207.54
Annual average                         10.23           10.05
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stocks of small to midsize companies.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
February 28, 1999 (Unaudited)

CONVERTIBLE BONDS AND NOTES (47.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.6%)
--------------------------------------------------------------------------------------------------------------------------
     $      750,000  Getty Images, Inc. cv. sub. notes 4 3/4s, 2003                                         $      665,625

Aerospace and Defense (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   410,625

Automotive (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                712,500
          1,250,000  Mark IV Industries, Inc. cv. sub. notes 4 3/4s, 2004                                        1,021,875
          1,500,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                                  1,143,750
                                                                                                            --------------
                                                                                                                 2,878,125

Business Equipment and Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                880,000

Computers (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,300,000  Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                   1,048,125
            500,000  Read Rite Corp. cv. sub. notes 6 1/2s, 2004                                                   355,625
                                                                                                            --------------
                                                                                                                 1,403,750

Computer Services (5.5%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                             325,000
          1,500,000  Aspen Technology, Inc. 144A cv. sub. deb. 5 1/4s, 2005                                        975,000
            800,000  BEA Systems, Inc. cv. sub. notes 4s, 2005                                                     667,000
            500,000  BEA Systems, Inc. cv. sub. notes 4s, 2005                                                     412,500
          1,800,000  Data General Corp. 144A cv. sub. notes 6s, 2004                                             1,566,000
            500,000  HNC Software, Inc. cv. sub. notes 4 3/4s, 2003                                                450,000
          1,000,000  Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                             873,750
          1,500,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      900,000
                                                                                                            --------------
                                                                                                                 6,169,250

Computer Software (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Platinum Technology International, Inc. cv. sub. notes
                       6 1/4s, 2002                                                                              1,007,813
          1,000,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                                 1,012,500
          4,000,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                         965,000
                                                                                                            --------------
                                                                                                                 2,985,313

Electronics (4.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Cirrus Logic, Inc. cv. sub notes 6s, 2003                                                     906,250
            500,000  HMT Technology Corp. cv. sub. notes 5 3/4s, 2004                                              332,500
          1,500,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                                         997,500
          2,000,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                          1,545,000
          1,750,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                      1,557,500
                                                                                                            --------------
                                                                                                                 5,338,750

Entertainment (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Rogers Communications cv. deb. 2s, 2005                                                     1,465,000

Environmental Control (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  OHM Corp. cv. sub. deb. 8s, 2006                                                            1,900,000
          1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002                                                     1,170,000
                                                                                                            --------------
                                                                                                                 3,070,000

Food (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                                    946,250

Information Systems (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,750,000  Quantum Corp. cv. sub. 7s, 2004                                                             1,522,500

Medical Supplies and Devices (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,400,000  Thermo Instrument Systems, Inc. cv. company
                       guaranty Ser. RG, 4s, 2005                                                                1,128,750

Metals and Mining (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Homestake Mining Co. 144A cv. sub. 5 1/2s, 2000                                             1,445,625
            600,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        538,500
                                                                                                            --------------
                                                                                                                 1,984,125

Oil and Gas (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Pride International, Inc. cv. sub. deb. zero %, 2018                                          440,000

Paper and Forest Products (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            280,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                               133,700
          2,000,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                            1,702,500
                                                                                                            --------------
                                                                                                                 1,836,200

Pharmaceuticals (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Duramed Pharmaceuticals, Inc. cv. sub. notes 3 1/2s, 2002                                   1,878,125

REIT's (Real Estate Investment Trust) (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,750,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                          1,629,688

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             426,250

Retail (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                          1,100,625
            600,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             519,750
          1,500,000  Sunglass Hut International, Inc. 144A cv. sub. notes 5 1/4s, 2003                           1,140,000
                                                                                                            --------------
                                                                                                                 2,760,375

Semiconductors (7.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Advanced Micro Devices, Inc. cv. sub. notes 6s, 2005                                          780,000
          2,250,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                          1,670,625
          1,700,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                              1,241,000
          2,200,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  1,837,000
          1,000,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                             1,103,750
          2,000,000  National Semiconductor Corp. cv. sub. deb. 6 1/2s, 2002                                     1,705,000
                                                                                                            --------------
                                                                                                                 8,337,375

Supermarkets (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,500,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                         1,739,375

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  WinStar Communications, Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           510,000
          1,000,000  World Access, Inc. cv. sub. notes 4 1/2s, 2002                                                535,000
                                                                                                            --------------
                                                                                                                 1,045,000

Tobacco (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,300,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                        1,503,625

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Cellstar Corp. cv. sub notes 5s, 2002                                                         383,750
            750,000  Telxon Corp. cv. sub. notes 5 3/4s, 2003                                                      456,563
                                                                                                            --------------
                                                                                                                   840,313
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $56,836,779)                                   $   53,284,389

CORPORATE BONDS AND NOTES (34.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $       90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       97,875
             75,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            79,500
             95,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                             103,550
            100,000  Outdoor Communications, Inc. sr. sub. notes 9 1/4s, 2007                                      107,750
                                                                                                            --------------
                                                                                                                   388,675

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  47,000
             60,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                               56,400
            130,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              127,400
             70,000  BE Aerospace, Inc sr. sub. notes 9 1/2s, 2008                                                  73,675
             70,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             67,900
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       51,000
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         104,163
                                                                                                            --------------
                                                                                                                   527,538

Agriculture (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            388,166  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired various dates, cost $379,188) (RES) (PIK)                                         372,639
            110,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                               102,300
                                                                                                            --------------
                                                                                                                   474,939

Airlines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC company guaranty 8 1/8s, 2008                                                       76,000
             80,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       41,600
            140,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     112,000
             70,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             54,600
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            102,600
                                                                                                            --------------
                                                                                                                   386,800

Apparel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            115,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  113,275
             70,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   73,675
                                                                                                            --------------
                                                                                                                   186,950

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                   203,555
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         72,275
            190,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       194,750
            250,000  Oxford Automotive, Inc. company guaranty Ser. B, 10 1/8s, 2007                                257,500
                                                                                                            --------------
                                                                                                                   728,080

Automotive Parts (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            262,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         268,550
            130,000  Hayes Lemmerz International, Inc. 144A company
                       guaranty 8 1/4s, 2008                                                                       131,950
             50,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         52,750
            180,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    159,300
                                                                                                            --------------
                                                                                                                   612,550

Banks (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           75,750
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        102,176
             70,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                               54,684
             80,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         79,846
             75,000  Provident Capital Trust company guaranty 8.6s, 2026                                            75,727
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           20,250
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     78,000
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      45,000
             45,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    43,124
             65,000  Sovereign Capital Trust company guaranty 9s, 2027                                              65,031
             55,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 56,374
                                                                                                            --------------
                                                                                                                   695,962

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                               112,200
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       28,650
                                                                                                            --------------
                                                                                                                   140,850

Broadcasting (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                122,700
            600,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        444,000
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        183,825
            215,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              231,125
             75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                               61,500
            370,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                386,650
             90,220  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          99,016
             10,000  Citadel Broadcasting, Inc. 144A sr. sub. notes 9 1/4s, 2008                                    10,600
            330,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                                331,650
            125,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             120,000
            270,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               278,775
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         79,200
            250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     267,500
            250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     295,000
             30,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                       31,125
            110,000  Radio One, Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      114,125
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                   42,250
             35,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                        28,350
                                                                                                            --------------
                                                                                                                 3,127,391

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                       46,750
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           30,737
            160,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   156,400
            190,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                        96,900
             80,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           64,800
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       80,800
                                                                                                            --------------
                                                                                                                   476,387

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Building Materials Corp. 144A sr. notes 8s, 2008                                               88,988
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          158,250
                                                                                                            --------------
                                                                                                                   247,238

Buses (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            355,000  MCII Holdings sec. notes 12s, 2002                                                            301,750

Business Equipment and Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Cendant Corp. notes 7 1/2s, 2000                                                               80,934
            120,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      112,200
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             114,400
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   48,750
            320,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        227,200
                                                                                                            --------------
                                                                                                                   583,484

Cable Television (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               84,500
            149,530  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                    154,764
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP)  (PIK)                              15
            210,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           233,100
             50,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                     46,250
            120,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                 132,600
            140,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00),
                       2005 (United Kingdom) (STP)                                                                 121,800
            215,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02),
                       2007 (United Kingdom) (STP)                                                                 168,238
            115,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          125,350
            210,000  NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                        225,225
            100,000  NTL, Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                       113,000
             30,000  TeleWest Communications PLC 144A sr. notes 11 1/4s,
                       2008 (United Kingdom)                                                                        35,250
            130,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                85,800
                                                                                                            --------------
                                                                                                                 1,525,892

Cellular Communications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Celcaribe S.A. sr. notes zero % (13 1/2s, 3/15/04),
                       2004 (Colombia) (STP)                                                                       169,400
            391,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           129,030
            100,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           107,000
            160,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                            83,200
            325,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                       2006 (Luxembourg) (STP)                                                                     240,500
            190,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                          214,225
            330,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        139,425
            150,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         102,375
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 31,500
                                                                                                            --------------
                                                                                                                 1,216,655

Chemicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                   87,300
             70,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2008                                69,300
             30,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                30,300
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                            82,800
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    53,500
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       75,000
            133,294  Polytama International notes 11 1/4s, 2007                                                     17,328
            100,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                   103,000
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        27,750
                                                                                                            --------------
                                                                                                                   546,278

Computer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               37,800
            351,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        108,810
            220,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       140,800
            240,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          276,000
             60,000  Verio, Inc. 144A sr. notes 11 1/4s, 2008                                                       64,800
                                                                                                            --------------
                                                                                                                   628,210

Computer Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       56,925
            120,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     134,100
                                                                                                            --------------
                                                                                                                   191,025

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     120,600
            170,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     34,000
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            40,500
                                                                                                            --------------
                                                                                                                   195,100

Consumer Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Albecca, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                79,200
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                              8,000
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   22,500
            300,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  228,000
             50,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                    48,500
                                                                                                            --------------
                                                                                                                   386,200

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              22,625

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            256,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        281,600
             40,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                       45,600
                                                                                                            --------------
                                                                                                                   327,200

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            61,200
             30,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 30,000
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        39,600
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    58,050
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               233,750
                                                                                                            --------------
                                                                                                                   422,600

Electric Utilities (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           40,600
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      62,074
            170,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                     182,480
            193,946  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          201,603
            350,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                147,000
            110,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      111,100
                                                                                                            --------------
                                                                                                                   744,857

Electronics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                                38,675
            125,000  Details, Inc. sr. discount notes stepped-coupon Ser. B,
                       zero %, (12 1/2s, 11/15/02), 2007 (STP)                                                      68,125
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              80,000
             85,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             88,188
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            48,000
            180,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                       188,100
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    52,000
             20,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                         19,900
            105,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                    98,963
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   24,000
                                                                                                            --------------
                                                                                                                   705,951

Entertainment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Affinity Group Holdings sr. notes 11s, 2007                                                   150,000
            190,000  ITT Corp. notes 6 3/4s, 2005                                                                  171,935
            190,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    199,500
             80,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 82,000
             80,000  SFX Entertainment, Inc. 144A sr. sub. notes 9 1/8s, 2008                                       80,400
            100,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                              59,000
                                                                                                            --------------
                                                                                                                   742,835

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Allied Waste Industries, Inc. 144A sr. notes 7 7/8s, 2009                                     266,500

Financial Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            165,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  115,500
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                223,883
             70,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                 64,775
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          97,044
            110,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    70,400
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   56,000
             50,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Mexico)                                       40,500
            415,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                        zero % (12 1/2s, 03/01/03), 2008 (STP)                                                      95,450
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                56,250
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        34,538
             40,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         30,800
             35,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 19,600
                                                                                                            --------------
                                                                                                                   904,740

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  130,800
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         27,250
             35,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                       35,613
             20,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                            21,100
             30,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       27,300
            115,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                108,100
            100,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        40,000
            160,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            118,400
             90,000  Trairc Consumer Products, Inc. 144A sr. sub. notes 10 1/4s, 2009                               88,425
                                                                                                            --------------
                                                                                                                   596,988

Gaming (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              180,400
            110,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 112,750
             70,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   78,575
             50,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          44,503
             10,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                    10,200
            200,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                       10 7/8s, 2001                                                                               205,000
            190,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                                86,450
             70,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                      70,000
             50,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                      49,703
             80,000  Hollywood Park, Inc. 144A sr. sub. notes 9 1/4s, 2007                                          80,000
            350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                378,000
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                            65,100
            100,000  Mohegan Tribal Gaming Auth. 144A sr. sub. notes 8 3/4s, 2009                                  101,500
             80,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                           78,400
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                   78,750
            190,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            161,500
            210,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            212,100
                                                                                                            --------------
                                                                                                                 1,992,931

Health Care  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              226,110
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 28,323
            235,000  Conmed Corp. company guaranty 9s, 2008                                                        235,000
            150,000  Global Health Sciences company guaranty 11s, 2008                                              91,500
            110,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      89,100
            100,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           75,000
            150,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          111,000
            160,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                 46,400
            255,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  196,350
            220,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                187,000
             55,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         44,000
            100,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 101,750
             80,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                        78,000
                                                                                                            --------------
                                                                                                                 1,509,533

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      151,375

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            76,000
            220,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    210,100
            125,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               128,750
                                                                                                            --------------
                                                                                                                   414,850

Medical Supplies and Devices  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             25,813
            100,000  Mediq, Inc. company guaranty 11s, 2008                                                         90,000
             90,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               36,000
                                                                                                            --------------
                                                                                                                   151,813

Metals and Mining  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          44,000
             85,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           69,700
             10,000  Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                       10 7/8s, 2006                                                                                10,050
             40,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                                38,700
             80,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         66,400
            120,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     112,200
            500,000  Weirton Steel Corp. sr. notes 10 3/4s, 2005                                                   455,000
                                                                                                            --------------
                                                                                                                   796,050

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           107,800
            130,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                133,250
            115,000  United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008                                    102,624
                                                                                                            --------------
                                                                                                                   343,674

Nursing Homes (--%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                 45,000

Oil and Gas (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            205,000  Abraxas Petroleum Corp. 144A company guaranty
                       11 1/2s, 2004                                                                               102,500
             90,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                                89,100
            145,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    64,888
            260,000  Chesapeake Energy Corp. company guaranty Ser. B,
                       9 5/8s, 2005                                                                                169,000
            180,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       175,950
             80,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                                 40,000
             70,000  Eagle Geophysical, Inc. company guaranty Ser. B,
                       10 3/4s, 2008                                                                                42,000
             40,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               40,900
             70,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                                45,500
             20,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                  6,000
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    69,300
             80,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         76,000
            270,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       191,700
             80,000  Northern Offshore 144A company guaranty 10s, 2005                                              36,800
             80,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       74,400
            100,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       92,500
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        39,600
             60,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           37,800
            160,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                  159,200
             10,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                     3,000
            385,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          115,500
            135,000  Transamerican Refining Corp. 144A sr. sub. notes 16s, 2003                                     13,500
            197,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                      88,650
            160,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            156,000
                                                                                                            --------------
                                                                                                                 1,929,788

Packaging and Containers (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              120,600
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           19,316
            150,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    148,344
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       41,600
                                                                                                            --------------
                                                                                                                   329,860

Paper and Forest Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            215,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                       90,300
             10,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                           9,554
             80,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                         80,200
            110,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                    56,100
            105,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                             55,125
             30,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               30,375
            240,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               218,400
            100,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                               102,000
                                                                                                            --------------
                                                                                                                   642,054

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International 144A sr. notes 10 7/8s, 2005                                       40,600
            115,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         118,594
                                                                                                            --------------
                                                                                                                   159,194

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   128,750
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                             181,800
             60,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      62,700
             40,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      41,400
             30,736  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      31,965
                                                                                                            --------------
                                                                                                                   446,615

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                       25,200
            160,000  TFM S.A. de C.V. company guaranty stepped-coupon
                        zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             86,400
                                                                                                            --------------
                                                                                                                   111,600

REIT's (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                    184,300
             40,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                                 39,800
                                                                                                            --------------
                                                                                                                   224,100

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           101,000
            120,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                             91,200
            100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              84,000
                                                                                                            --------------
                                                                                                                   276,200

Retail (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                    40,200
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    260,000
             75,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    72,000
            160,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 161,600
             20,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                      20,150
            110,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     113,025
                                                                                                            --------------
                                                                                                                   666,975

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             65,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                                51,350

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             51,689  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               51,689
             58,837  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          58,837
            106,976  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                                 96,278
            160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             140,800
                                                                                                            --------------
                                                                                                                   347,604

Shipping (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         38,800
             95,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       102,125
                                                                                                            --------------
                                                                                                                   140,925

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                102,375
             50,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                   47,000
                                                                                                            --------------
                                                                                                                   149,375

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    246,875
             40,000  Armco, Inc. 144A sr. notes 8 7/8s, 2008                                                        41,500
             80,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              78,200
                                                                                                            --------------
                                                                                                                   366,575

Supermarkets (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Pathmark Stores sr. sub. notes 9 5/8s, 2003                                                    40,800

Telecommunications (5.8%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      45,600
             70,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                       70,700
            100,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       85,000
            305,000  Covad Communications Group sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                               161,650
             90,000  Covad Communications Group Inc. 144A sr. notes 12 1/2s,
                       2009                                                                                         86,850
            240,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  120,000
             65,000  Esprit Telecom Group PLC sr. notes 11 1/2s,
                       2007 (United Kingdom)                                                                        68,731
            420,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             151,200
            200,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              100,000
            470,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  493,500
            140,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 144,900
            250,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       176,875
            220,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         104,500
             30,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                           31,950
             70,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     53,900
            130,800  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               138,321
             60,000  Hyperion Telecommunications Inc. 144A sr. sub. notes
                       12s, 2007                                                                                    60,150
            150,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     130,125
            755,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                434,125
            220,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                     7,700
            305,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                211,975
            200,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  188,500
            490,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       431,200
            130,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              135,850
            500,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       257,500
            255,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             133,875
             40,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                     40,400
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           51,750
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  71,338
            100,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                       90,000
             50,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                                  47,000
            130,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                           89,050
             55,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02),
                       2007 (Canada) (STP)                                                                          40,150
            200,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s,
                       2008 (Canada)                                                                               225,000
            200,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          159,000
             20,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               12,200
             40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                36,000
            130,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         130,000
            160,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          89,600
            185,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         146,150
            225,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                               112,500
            159,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       170,528
             70,000  RSL Communications PLC 144A sr. notes 10 1/2s,
                       2008 (United Kingdom)                                                                        71,400
             70,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         65,975
             15,000  RSL Communications, Ltd. company guaranty,
                       stepped-coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                           8,550
             90,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        81,450
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 60,300
             45,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         26,550
            210,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               224,700
             40,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                   40,800
             90,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                        91,800
            220,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          226,600
            160,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            132,800
                                                                                                            --------------
                                                                                                                 6,566,268

Telephone Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               43,000
            290,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                       168,200
            250,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     200,000
            165,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 99,825
            165,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                         99,000
             65,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                        48,100
            140,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               133,000
            105,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                        2006 (Brazil)                                                                               57,750
             71,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         78,100
            250,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                            243,438
             40,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                 28,000
             30,000  McLeod USA, Inc. 144A sr. notes 8 1/8s, 2009                                                   29,550
             45,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                     23,625
             80,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                 75,600
            250,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                  255,000
             30,000  RCN Corp. sr. disc. notes stepped-coupon 11 1/8s,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              17,475
             45,000  Transtel S.A. 144A pass-through certificates 12 1/2s,
                       2007 (Colombia)                                                                              17,100
             60,000  US  Xchange LLC sr. notes 15s, 2008                                                            63,000
                                                                                                            --------------
                                                                                                                 1,679,763

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            245,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                   241,325
            250,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              188,750
             40,000  Glenoit Corp. company guaranty 11s, 2007                                                       36,800
             70,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          71,400
             40,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      40,400
                                                                                                            --------------
                                                                                                                   578,675

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  60,000

Wireless Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  33,600
            100,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         100,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      23,650
             50,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (Canada) (STP)                                                                          19,500
                                                                                                            --------------
                                                                                                                   176,750
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $42,054,306)                                     $   38,651,947

CONVERTIBLE PREFERRED STOCKS (11.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Apparel (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Designer Finance $3.00 cv. cum. pfd.                                                   $      890,625

Automobiles (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                         1,053,125
             10,000  Tower Automotive Capital Trust $3.375 cv. pfd.                                                445,000
                                                                                                            --------------
                                                                                                                 1,498,125

Broadcasting  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                600  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                     53,400

Engineering (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Evi, Inc. $2.50 cum. cv. pfd.                                                               1,710,000

Financial Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             33,300  BTI Cap Trust 144A $3.25 cum. cv. pfd.                                                        370,463
             30,000  Budget Group Capital TR $3.13 cum. cv. pfd.                                                 1,080,000
             30,000  Suiza Capital Trust II $2.75 cv. pfd.                                                       1,072,500
              9,000  USX Capital Trust I $3.375 cum. cv. pfd.                                                      398,813
                                                                                                            --------------
                                                                                                                 2,921,776

Information Systems (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                               1,627,500

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                       831,260

Metals and Mining (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                              480,000
             20,000  Titanium Metals Corp. $3.313 cv. pfd.                                                         437,500
                                                                                                            --------------
                                                                                                                   917,500

Oil and Gas (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                590  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                     5,605
             25,000  Lomack Petroleum, Inc. 144A $2.875 cv. pfd.                                                   337,500
                 84  XCL Ltd $8.075 cv. pfd.                                                                         3,696
                                                                                                            --------------
                                                                                                                   346,801

Recreation (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Station Casinos, Inc. $3.50 cv. pfd.                                                        1,293,750

Retail (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  K mart Financing I $3.875 cum. cv. pfd.                                                       563,625
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $14,352,158)                                  $   12,654,362

PREFERRED STOCKS (2.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                285  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                 $      142,500
              2,577  AmeriKing, Inc. $3.25 pfd. (PIK)                                                               68,291
                716  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              85,562
                972  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  116,154
              3,115  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 168,210
              1,210  Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                        141,570
                 63  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             60,480
              3,233  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            386,344
                 99  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                             89,100
                 45  E. Spire Communications, Inc. $12.75 pfd (PIK)                                                 15,300
              4,700  Fitzgeralds Gaming $3.75 cum. pfd.                                                              9,400
            130,000  Fresenius Medical Capital Trust I company guaranty
                       Ser. D, 9.00% pfd. (Germany)                                                                135,038
            140,000  Fresenius Medical Capital Trust II company
                       guaranty, $7.875 pfd. (Germany)                                                             141,400
                175  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                            174,125
                201  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    218,085
              2,364  Lady Luck Gaming Corp. $11.25 pfd.                                                             94,560
                867  Nebco Evans Holding Co. 144A $11.25 pfd.  (PIK)                                                36,414
                 89  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                                     93,450
                 10  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                          9,500
              3,505  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      180,508
                 19  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            155,800
                139  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                                           145,950
             16,475  TCR Holding Corp.                                                                                 923
                103  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     12,875
                165  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                           132,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $3,110,624)                                               $    2,813,539

UNITS (0.9%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/03), 2003 (In default) (Australia) (STP) (NON) (PIK)                  $        1,875
                 80  Birch Telecom, Inc. 144A units 14s, 2008                                                       73,200
                 36  Celcaribe S.A. 144A units zero %, 2004  (Colombia) (NON)                                       46,504
                210  Decrane Aircraft 144A units 12s, 2008                                                         210,000
                 90  Mediq Inc. units 144A units stepped-coupon zero %
                       (13s, 6/1/03) 2009 (STP)                                                                          1
                120  Network Plus Corp. units pfd. 13 1/4s, 2009                                                   122,400
                350  Signature Brands USA, Inc. units 13s, 2002                                                    386,750
                210  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   172,200
                600  XCL Ltd. 144A units cum. pfd. 9.50%, 2006 (PIK)                                                26,400
                                                                                                            --------------
                     Total Units (cost $1,230,277)                                                          $    1,039,330

COMMON STOCKS  (0.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $        2,000
              8,120  CellNet Data Systems, Inc. (NON)                                                               51,258
              8,847  Fitzgerald Gaming Corp. (NON)                                                                   4,424
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
              1,885  IFINT Diversified Holdings 144A (NON)                                                           3,770
              2,391  Lady Luck Gaming Corp. (NON)                                                                   13,748
                 73  Mothers Work, Inc. (NON)                                                                          785
                 55  Paging Do Brazil Holdings Co., LLC 144A Class B (Brazil)                                            1
                144  Premium Holdings (L.P.) 144A (NON)                                                                575
             33,430  PSF Holdings LLC Class A
                       (acquired 3/15/96, cost $1,015,896) (NON) (RES)                                             426,233
              1,013  RSL Communications, Ltd. Class A (NON)                                                         28,934
              3,750  Specialty Foods Acquisition Corp. (NON)                                                           188
                                                                                                            --------------
                     Total Common Stocks (cost $1,220,471)                                                  $      533,129

WARRANTS (0.4%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom Group 144A                                            2/15/10     $        5,000
                230  Allegiance Telecom, Inc.                                                   2/3/08               6,440
             15,000  Becker Gaming Corp. 144A                                                   11/15/00                 2
                 80  Bestel SA  (Mexico)                                                        5/15/05                 80
                721  CellNet Data Systems, Inc.                                                 10/1/07             14,420
                 90  Club Regina, Inc. 144A                                                     12/1/04                 90
                100  Colt Telecommunications Group PLC                                          12/31/06            57,500
                500  Comunicacion Cellular 144A  (Colombia)                                     11/15/03            30,000
                 35  Concentric Network Corp.                                                   12/15/07             5,845
              1,417  Consorcio Ecuatoriano 144A  (Ecuador)                                      10/1/00                709
                305  Covad Communications Group 144A
                       (acquired various dates, 3/6/98 to 5/27/98,
                       cost $12,305) (RES)                                                      3/15/08            175,070
                195  Diva Systems Corp.                                                         5/15/06             47,190
              1,053  Diva Systems Corp.                                                         3/1/08              13,689
              2,075  DTI Holdings Inc.                                                          3/1/08                  21
                 80  Epic Resorts                                                               6/15/05                  1
                 95  Esat Holdings, Inc.  (Ireland)                                             2/1/07               6,745
                420  Firstworld Communication                                                   4/15/08              4,200
                200  Fitzgerald Gaming Co. 144A
                       (acquired 7/26/96, cost $-) (RES)                                        3/15/99                100
                250  Hyperion Telecommunications 144A                                           4/15/01             15,335
              1,617  ICG Communications                                                         10/15/05            32,340
                 90  Insilco Holding Co.                                                        8/15/08                  0
                220  Interact Systems, Inc.                                                     8/1/03                   2
                250  Intermedia Communications                                                  6/1/00              13,263
                105  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  1
                175  Iridium World Com 144A                                                     7/15/05             12,250
                210  KMC Telecom Holdings, Inc.                                                 4/15/08                525
                245  Knology Holdings, Inc. 144A                                                10/15/07               368
                 40  Long Distance International, Inc. 144A                                     4/13/08                100
                160  McCaw International Ltd.                                                   4/15/07                640
                135  MGC Communications, Inc. 144A                                              10/1/04              3,672
                250  NEXTEL Communications, Inc.                                                4/25/99                  0
                 45  Onepoint Communications, Inc.                                              6/1/08                  45
                100  Orbital Imaging Corp. 144A                                                 3/1/05               4,000
                160  Pathnet, Inc. 144A                                                         4/15/08              1,600
                900  Rhythms Netcon 144A                                                        5/15/08             18,000
                105  Spanish Broadcasting Systems 144A                                          6/30/99             21,525
                 90  Startec Global Communications Corp.                                        5/15/08                 90
                 75  Sterling Chemicals Holdings                                                8/15/08              1,125
                 45  Telehub Communications Corp.                                               7/31/05                 45
                135  Transamerican Refining Corp.                                               6/30/03                  0
                520  UIH  Australia/Pacific, Inc. 144A                                          5/15/06                520
                130  Versatel Teleco 144A                                                       5/15/08              5,200
                                                                                                            --------------
                     Total Warrants (cost $243,687)                                                         $      497,748

SHORT-TERM INVESTMENTS  (2.5%) (a) (cost $2,800,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,800,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with Warburg Securities
                       due March 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,801,106 for an
                       effective yield of 4.74%                                                             $    2,800,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $121,848,302) (b)                                              $  112,274,444
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $112,976,189.

  (b) The aggregate identified cost on a tax basis is $121,874,777, resulting in gross unrealized appreciation and depreciation of $3,183,498 and $12,783,831, respectively, or net unrealized depreciation of $9,600,333.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1999 was $974,042 or 0.9% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $121,848,302) (Note 1)                                            $112,274,444
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     1,921,602
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          589,419
-----------------------------------------------------------------------------------------------
Total assets                                                                        114,785,465

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        447,967
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    89,324
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        986,394
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            207,015
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               35,126
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            12,734
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,052
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   29,664
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,809,276
-----------------------------------------------------------------------------------------------
Net assets                                                                         $112,976,189

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $127,853,449
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,275,751
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                 (6,579,153)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (9,573,858)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $112,976,189

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($112,976,189 divided by 13,594,728 shares)                     $8.31
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income:                                                                     $5,823,044
-----------------------------------------------------------------------------------------------
Dividends                                                                               532,988
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,356,032

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        423,712
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          115,134
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,029
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,179
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   9,539
-----------------------------------------------------------------------------------------------
Auditing                                                                                 39,157
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,073
-----------------------------------------------------------------------------------------------
Postage                                                                                   4,225
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    12,382
-----------------------------------------------------------------------------------------------
Other                                                                                     5,015
-----------------------------------------------------------------------------------------------
Total expenses                                                                          622,445
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (12,774)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            609,671
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,746,361
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (7,097,111)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          2,086,243
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (5,010,868)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $  735,493
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  5,746,361    $ 12,156,729
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (7,097,111)      4,881,112
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                        2,086,243     (21,079,788)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                               735,493      (4,041,947)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
   From net investment income                                                        (5,773,113)    (11,465,083)
   From net realized gain on investments                                             (1,898,802)     (5,135,583)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                719,465       1,435,825
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (6,216,957)    (19,206,788)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 119,193,146     138,399,934
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,275,751 and $1,302,503, respectively)                                 $112,976,189    $119,193,146
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                            13,515,511      13,377,770
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                         79,217         137,741
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                  13,594,728      13,515,511
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                  ended
Per-share                       February 28
operating performance           (Unaudited)                                   Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.82           $10.35            $9.48            $9.49            $9.13            $9.52
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .42              .90              .86              .88              .79              .78
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.36)           (1.20)             .92             (.04)             .42             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .06             (.30)            1.78              .84             1.21              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.85)            (.85)            (.85)            (.85)            (.87)
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                (.14)            (.38)            (.06)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.57)           (1.23)            (.91)            (.85)            (.85)            (.87)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.31            $8.82           $10.35            $9.48            $9.49            $9.13
------------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                     $9.000           $8.937          $10.562          $10.125          $10.000           $9.750
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(a)                 6.94*           (4.74)           14.29            10.63            12.60             6.84
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $112,976         $119,193         $138,400         $125,864         $124,911         $118,988
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .54*            1.13             1.03             1.06             1.00             1.04
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.96*            9.01             8.80             9.19             8.73             8.23
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             55.03*           59.13            58.88            56.82            61.19            52.10
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, market discount, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended February 28, 1999, fund expenses were reduced by $12,774 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $61,375,176 and $63,784,289, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Forrest Fontana
Vice President and Fund Manager

Kevin Rogers
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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INVESTMENTS
---------------------

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